June 30, 2007		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Corinthian

TABLE OF CONTENTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,350,505
Equity Portfolio		$18,384,613
Inflation Managed Portfolio			$980,189
Main Street® Core Portfolio				$4,459,730
Multi-Strategy Portfolio					$4,040,513
Managed Bond Portfolio						$7,093,830
High Yield Bond Portfolio							$110,030
Equity Index Portfolio								$2,258,858
International Value Portfolio									$1,491,991
Growth LT Portfolio										$3,169,275
Receivables:
Fund shares redeemed	45	621	33	150	136	239	4	76	50	106

Total Assets	1,350,550	18,385,234	980,222	4,459,880	4,040,649	7,094,069	110,034	2,258,934	1,492,041	3,169,381

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	45	621	33	150	136	239	4	76	50	106
Other	1,274	22,925	1,379	5,981	5,509	1,746	150	2,981	2,457	4,251

Total Liabilities	1,319	23,546	1,412	6,131	5,645	1,985	154	3,057	2,507	4,357

NET ASSETS	$1,349,231	$18,361,688	$978,810	$4,453,749	$4,035,004	$7,092,084	$109,880	$2,255,877	$1,489,534	$3,165,024

Units Outstanding	573,961	2,687,572	312,916	1,215,198	1,124,552	3,549,778	59,523	679,726	659,667	900,597

Accumulation Unit Value	$2.35	$6.83	$3.13	$3.67	$3.59	$2.00	$1.85	$3.32	$2.26	$3.51

Cost of Investments	$1,346,284	$11,126,277	$945,061	$2,430,067	$2,568,100	$7,009,085	$107,592	$1,549,427	$1,061,449	$2,010,798

Shares Owned in each Portfolio	134,025	826,977	92,525	172,195	215,218	662,467	16,047	64,905	75,890	127,219

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$31,325	$—	$23,899	$—	$—	$156,888	$5,217	$—	$2,553	$—
EXPENSES
Mortality and expense risk fees and operating expenses	7,518	113,598	6,337	27,270	24,497	44,965	888	14,133	8,731	20,391

Net Investment Income (Loss)	23,807	(113,598)	17,562	(27,270)	(24,497)	111,923	4,329	(14,133)	(6,178)	(20,391)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(97)	510,157	(3,447)	160,979	24,868	7,490	(18)	54,213	6,037	90,834
Capital gain distributions	—	—	—	—	—	7,436	—	—	156,905	—

Realized Gain (Loss)	(97)	510,157	(3,447)	160,979	24,868	14,926	(18)	54,213	162,942	90,834

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(788)	631,838	(11,758)	142,562	213,886	(148,117)	(834)	99,625	(5,058)	226,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,922	$1,028,397	$2,357	$276,271	$214,257	($21,268)	$3,477	$139,705	$151,706	$297,398

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,807	$38,021	($113,598)	($159,156)	$17,562	$31,183	($27,270)	($436)	($24,497)	$51,022
Realized gain (loss)	(97)	45	510,157	546,105	(3,447)	32,638	160,979	221,441	24,868	303,491
Change in unrealized appreciation (depreciation) on investments	(788)	(829)	631,838	920,268	(11,758)	(71,803)	142,562	355,438	213,886	43,868

Net Increase (Decrease) in Net Assets Resulting from Operations	22,922	37,237	1,028,397	1,307,217	2,357	(7,982)	276,271	576,443	214,257	398,381

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	172	15	10,920	45,719	—	—	—	51,367	3,662	215
Transfers between variable and fixed accounts, net	136,033	200,177	(137,387)	(138,741)	(49,875)	(42,891)	(14,900)	(27,777)	65,169	(13,977)
Transfers—policy charges and deductions	—	(1,316)	(123,426)	(502,367)	—	(8,401)	(48,603)	(58,314)	(51,019)	(44,700)
Transfers—surrenders	(26,953)	(81,291)	(1,036,117)	(893,959)	(93,807)	(28,618)	(319,394)	(610,611)	(236,428)	(685,388)
Transfers—other	(36)	(59)	(1,313)	(1,759)	58	—	(372)	(903)	(460)	(547)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	109,216	117,526	(1,287,323)	(1,491,107)	(143,624)	(79,910)	(383,269)	(646,238)	(219,076)	(744,397)

NET INCREASE (DECREASE) IN NET ASSETS	132,138	154,763	(258,926)	(183,890)	(141,267)	(87,892)	(106,998)	(69,795)	(4,819)	(346,016)

NET ASSETS
Beginning of Year or Period	1,217,093	1,062,330	18,620,614	18,804,504	1,120,077	1,207,969	4,560,747	4,630,542	4,039,823	4,385,839

End of Year or Period	$1,349,231	$1,217,093	$18,361,688	$18,620,614	$978,810	$1,120,077	$4,453,749	$4,560,747	$4,035,004	$4,039,823

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$111,923	$211,413	$4,329	$8,432	($14,133)	$11,408	($6,178)	$3,318	($20,391)	($20,657)
Realized gain (loss)	14,926	9,836	(18)	(409)	54,213	98,496	162,942	23,871	90,834	(708)
Change in unrealized appreciation (depreciation) on investments	(148,117)	36,144	(834)	3,527	99,625	201,099	(5,058)	257,072	226,955	287,703

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,268)	257,393	3,477	11,550	139,705	311,003	151,706	284,261	297,398	266,338

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	66	6,136	—	—	23,056	9,500	10,476	2,750	4,819	15
Transfers between variable and fixed accounts, net	11,071	(2,708)	(26,133)	20,963	(80,942)	29,819	191,237	142,781	(2,085)	(64,179)
Transfers—policy charges and deductions	(104,630)	(263,993)	—	(158)	(20,438)	(32,434)	(3,911)	(47,529)	(127,188)	(73,241)
Transfers—surrenders	(228,161)	(442,187)	(18,419)	(14,677)	(204,146)	(181,800)	(199,957)	(271,254)	(363,316)	(214,174)
Transfers—other	(46)	(11)	(2)	(13)	(292)	(355)	(280)	(454)	(1,217)	(349)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(321,700)	(702,763)	(44,554)	6,115	(282,762)	(175,270)	(2,435)	(173,706)	(488,987)	(351,928)

NET INCREASE (DECREASE) IN NET ASSETS	(342,968)	(445,370)	(41,077)	17,665	(143,057)	135,733	149,271	110,555	(191,589)	(85,590)

NET ASSETS
Beginning of Year or Period	7,435,052	7,880,422	150,957	133,292	2,398,934	2,263,201	1,340,263	1,229,708	3,356,613	3,442,203

End of Year or Period	$7,092,084	$7,435,052	$109,880	$150,957	$2,255,877	$2,398,934	$1,489,534	$1,340,263	$3,165,024	$3,356,613

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period			Ratios of Investment	Ratios of Expenses
Variable Accounts		Total Units	Total Net	Income to Average	to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

I
01/01/2007 - 06/30/2007 (Unaudited)	$2.35	573,961	$1,349,231	5.15%	1.23%	1.88%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%

II
01/01/2007 - 06/30/2007 (Unaudited)	$6.83	2,687,572	$18,361,688	0.00%	1.24%	5.70%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)

IV
01/01/2007 - 06/30/2007 (Unaudited)	$3.13	312,916	$978,810	4.68%	1.24%	0.21%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003	2.88	439,236	1,265,600	0.09%	1.23%	6.92%
2002	2.69	462,326	1,245,898	1.06%	1.23%	14.04%

VII
01/01/2007 - 06/30/2007 (Unaudited)	$3.67	1,215,198	$4,453,749	0.00%	1.24%	6.39%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)

IX
01/01/2007 - 06/30/2007 (Unaudited)	$3.59	1,124,552	$4,035,004	0.00%	1.24%	5.52%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921,031	1.99%	1.23%	(14.13%)

X
01/01/2007 - 06/30/2007 (Unaudited)	$2.00	3,549,778	$7,092,084	4.32%	1.24%	(0.35%)
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%
2002	1.75	5,573,069	9,745,519	4.60%	1.23%	9.58%

XI
01/01/2007 - 06/30/2007 (Unaudited)	$1.85	59,523	$109,880	7.31%	1.24%	2.08%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)

XII
01/01/2007 - 06/30/2007 (Unaudited)	$3.32	679,726	$2,255,877	0.00%	1.24%	6.14%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442,336	1.25%	1.23%	(23.29%)

XIII
01/01/2007 - 06/30/2007 (Unaudited)	$2.26	659,667	$1,489,534	0.36%	1.23%	11.13%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)

XIV
01/01/2007 - 06/30/2007 (Unaudited)	$3.51	900,597	$3,165,024	0.00%	1.24%	9.26%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The investment income and expense ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges and operating expenses assessed through the daily AUV calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

*	Main Street is a registered trademark of OppenheimerFund, Inc.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the six-month period ended June 30, 2007, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory fees, service fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2007, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2007, were as follows:

Variable Accounts	Purchases	Sales
I	$166,967	$65,231
II	50,508	1,450,117
IV	12,602	162,561
VII	48,931	459,097
IX	62,119	305,386
X	57,460	424,165
XI	5,887	51,328
XII	80,625	377,347
XIII	157,193	168,095
XIV	129,528	638,544
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

I	71,515	(25,057)	46,458	89,257	(37,899)	51,358
II	9,602	(202,738)	(193,136)	22,654	(264,253)	(241,599)
IV	3,971	(49,868)	(45,897)	7,788	(33,212)	(25,424)
VII	15,089	(123,852)	(108,763)	25,078	(230,498)	(205,420)
IX	22,679	(86,215)	(63,536)	18,845	(253,750)	(234,905)
X	32,230	(190,994)	(158,764)	52,582	(413,493)	(360,911)
XI	3,225	(27,177)	(23,952)	17,293	(13,488)	3,805
XII	31,539	(119,024)	(87,485)	35,589	(94,311)	(58,722)
XIII	98,320	(98,250)	70	94,103	(185,879)	(91,776)
XIV	40,111	(183,081)	(142,970)	16,147	(132,420)	(116,273)

Semi-Annual Report
as of June 30, 2007

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1211-7A